Note 14 - Capital Stock - Capital Stock Issued and Outstanding (Details) - Subordinate Voting Shares [Member] $ in Thousands	Dec. 31, 2020 USD ($) shares
Capital stock issued and outstanding, shares (in shares) | shares	43,587,554
Capital stock issued and outstanding, amount | $	$ 770,032